Income Taxes - Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Asset (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Allowance for expected credit losses	$ 214,752	$ 202,245
Allowance for bad debt	116,747	47,416
Impairment on long-term investment	175,588
Loss carryforward	665,998	318,856
DTA allowance	(128,751)	(17,643)
Total	$ 1,044,334	$ 550,874